Segmented information (Details 1) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 81,076	$ 67,007
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	36	55
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 81,040	$ 66,952